Share-based Payments - Share-based compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation expenses
Share-based compensation expenses	¥ (667,098)	¥ (475,653)	¥ (302,941)
Fulfillment expenses
Share-based compensation expenses
Share-based compensation expenses	(73,235)	(38,428)	(18,665)
Marketing expenses
Share-based compensation expenses
Share-based compensation expenses	(40,364)	(38,459)	(19,938)
Technology and content expenses
Share-based compensation expenses
Share-based compensation expenses	(206,073)	(183,122)	(126,274)
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses	¥ (347,426)	¥ (215,644)	¥ (138,064)